SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Government subsidies (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Government subsidies received	¥ 510	¥ 1,145
Government subsidies recognized as other income	¥ 364	¥ 2,270	¥ 1,486
Government assistance, nonoperating income, increase (decrease), statement of income or comprehensive income extensible enumeration	Other non-operating income,net	Other non-operating income,net	Other non-operating income,net